Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Investments
Debt securities, available for sale, at fair value		$ 10,667	$ 10,539
Total investments		10,667	10,539
Cash and cash equivalents		18,440	18,732
Accrued investment income		113	116
Reinsurance recoverable from affiliate		23,973	23,687
Assets on deposit		2,453,033	1,619,113
Premiums receivable, net		12	15
Net deferred tax asset		74	495
Receivable from affiliate		8,492	11,460
Other assets and receivables		137	415
Federal income taxes recoverable from affiliate		2,471	1,637
Separate Account Assets		69,005	20,221
Total assets		2,586,417	1,706,430
Liabilities
Claim and policy benefit reserves - life and health		23,052	21,506
Policyholder account balances		2,456,634	1,622,448
Payables to affiliates		2,771	6,196
Accounts payable and other liabilities		16,257	12,774
Separate account liabilities		69,005	20,221
Total liabilities		2,567,719	1,683,145
Commitments and contingencies	[1]
Stockholder's equity
Common stock		5,000	5,000
Additional paid in capital		10,500	10,500
Accumulated Other Comprehensive Income (Loss), net of tax		11	(323)
Retained earnings (deficit)		3,187	8,108
Total stockholder's equity		18,698	23,285
Total liabilities and stockholder's equity		$ 2,586,417	$ 1,706,430

[1]	See Note 11.